Share-based plans - Long-term incentive plan 2016 (Details)	9 Months Ended
Sep. 30, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value	€ 49,536,000
Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value	€ 5,049,000